Revenues (Details) - Schedule of changes in deferred revenue - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Changes In Deferred Revenue Abstract
Deferred revenue	$ 69,794	$ 76,265	$ 69,794	$ 76,265
Revenue Recognition, Milestone Method [Line Items]
Total net sales	138,041	159,751	282,091	309,128
Transferred at Point in Time [Member]
Revenue Recognition, Milestone Method [Line Items]
Total net sales	106,441	123,268	219,409	237,930
Transferred over Time [Member]
Revenue Recognition, Milestone Method [Line Items]
Total net sales	31,600	36,483	62,682	71,198
Products
Revenue Recognition, Milestone Method [Line Items]
Total net sales	93,594	109,112	192,790	210,083
Products | Transferred at Point in Time [Member]
Revenue Recognition, Milestone Method [Line Items]
Total net sales	93,594	109,112	192,790	210,083
Service [Member]
Revenue Recognition, Milestone Method [Line Items]
Total net sales	44,447	50,639	89,301	99,045
Service [Member] | Transferred at Point in Time [Member]
Revenue Recognition, Milestone Method [Line Items]
Total net sales	12,847	14,156	26,619	27,847
Service [Member] | Transferred over Time [Member]
Revenue Recognition, Milestone Method [Line Items]
Total net sales	$ 31,600	$ 36,483	$ 62,682	$ 71,198